2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Summary Of Significant Accounting Policies Details Narrative
Asset retirement obligations		$ 0
Uncertain tax position, current		0
Uncertain tax position, noncurrent		$ 0
Warrants in common stock equivalents	25,500,000	25,500,000	25,500,000	6,000,000